SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of consolidated statements of operations forrevenue
	March 31, 2024	March 31, 2023

Silver	$5,036	$3,608
Gold	3,033	3,135
Copper	5,906	4,689
Penalties, treatment costs and refining charges	(1,582)	(1,607)
Total revenue from mining operations	$12,393	$9,825

Schedule Of customers accounted for total revenues
	March 31, 2024	March 31, 2023
Customer #1	$8,596	$9,225
Customer #2	3,784	600
Other customers	13	-
Total revenue from mining operations	$12,393	$9,825

Schedule Of Geographical information relating non-current assets
	March 31, 2024	December 31, 2023
Exploration and evaluation assets - Mexico	$51,910	$50,110
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$51,911	$50,111
	March 31, 2024	December 31, 2023
Plant, equipment, and mining properties - Mexico	$52,398	$52,891
Plant, equipment, and mining properties - Canada	152	178
Total plant, equipment, and mining properties	$52,550	$53,069